FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Groups
d.	Classification of financial instruments by groups:

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
As of December 31, 2019:
Trade and other payable	-	1,704	1,704
Warrants to purchase ordinary shares (Level 1) (1)	266	-	266
Warrants to purchase ordinary shares (Level 3) (2)	2,178	-	2,178
	2,444	1,704	4,148
As of December 31, 2018:
Trade and other payable	-	1,563	1,563
Warrants to purchase ordinary shares (Level 1) (1)	1,372	-	1,372
	1,372	1,563	2,935

(1)	Tradable warrants presented above are valuated based on the market price (a Level 1 valuation) as of December 31, 2019.
(2)	Warrants to purchase ordinary shares issued in December 2019 presented are valuated based on the Monte-Carlo pricing model (a Level 3 valuation) as of December 31, 2019.

Schedule of Assumptions
The main assumptions used are as follows:
December 31
2019
Price per share	$1.84-$2.07
Volatility	62%-63%
Expected term	3
Risk free interest rate	1.63%-1.71%
Expected dividend	0%